Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2019
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended
	December 31,
	2017	2018	2019
Brokers’ commissions on revenues	5,031	4,680	4,258
Bunkers’ consumption and other voyage expenses	2	2,826	3,050
Total	5,033	7,506	7,308